Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

On April 8, 2021, the Company issued 909,361 common shares to an investor in exchange for $129,925 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to Cavalry, dated January 7, 2021.

On April 21, 2021, the Company issued 403,769 common shares to an investor in exchange for $50,875 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to L1 Capital, dated January 7, 2021.

On April 28, 2021, the Company issued 485,079 common shares to an investor in exchange for $61,120 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to L1 Capital, dated January 7, 2021.

On May 3, 2021, the Company issued 760,928 common shares to an investor in exchange for $56,750 of principal and accrued interest owed under the terms and conditions of that 8% convertible promissory note as issued to Quick Capital, LLC, dated October 20, 2020.

Management has evaluated all subsequent events from March 31, 2021 through the issuance date of the financial statements for subsequent event disclosure consideration. No change to the financial statements for the three months ended March 31, 2021 is deemed necessary as a result of this evaluation.

Note 19 – Subsequent Events

On January 6, 2021 (the “First Closing Date”), the Company closed the transactions contemplated by a Securities Purchase Agreement dated January 6, 2021 (the “Purchase Agreement”), which was entered into with a group of accredited institutional investors (collectively, the “Investors”), for the sale of convertible promissory notes. Pursuant to the Purchase Agreement, the Company agreed to sell 6% Original Issue Discount Senior Secured Convertible Promissory Notes in an aggregate principal amount of $1,450,000 (the “Notes”) and warrants to purchase up to an aggregate of 6,750,000 shares of the Company’s common stock (the “Warrants”) to the Investors and entered into a Security Agreement, a Guaranty Agreement, a Pledge Agreement, and a Registration Rights Agreement (the foregoing, collectively with the Purchase Agreement, Notes and Warrant, the “Transaction Documents”). The Purchase Agreement includes indemnification obligations of the Company, requirements for the Company to reserve three times the number of shares of common stock issuable upon conversion of the Notes and exercise of the Warrants, the right of the Investors to participate up to 30% in any future equity or debt offering made by the Company in the 12 months after the First Closing Date, a prohibition on the Company selling any shares of common stock or common stock equivalents until 30 days after the First Closing Date, subject to certain exceptions, a one year prohibition on the Company entering into any equity line transaction or variable rate transaction (including convertible notes with adjustable conversion prices), and a one year prohibition, without the approval of the Investors, of a reverse or forward stock split.

A total of $850,000 in Notes (the “First Tranche Notes”) were sold on the First Closing Date, and a total of $600,000 in Notes (the “Second Tranche Notes”), were sold on March 30, 2020 (the “Second Closing Date”). In connection with the sale of the First Tranche Notes, the Company paid $25,000 of the Investors’ legal fees and certain other amounts in expense reimbursements.

The First Tranche Notes mature on January 7, 2022 and the Second Tranche Notes mature on March 30, 2022, and accrue interest at a rate of 6% per annum (15% upon the occurrence of an event of default) payable to the Investors in cash on a calendar quarterly basis (which changes to monthly upon the occurrence of an event of default). Each of the Notes contained a 6% original issue discount.

The First Tranche Notes are convertible into shares of the Company’s common stock at any time, at a rate equal to the lesser of (i) $0.50 per share and (ii) 75% of the lowest daily volume-weighted average price (VWAP) of the Company’s common stock during the seven consecutive trading days prior to the delivery of a conversion notice (the “Market Price”), but not less than 75% of the VWAP on the First Closing Date. The Second Tranche Notes are convertible into shares of the Company’s common stock at a rate equal to the lesser of (1) the VWAP on the Second Closing Date ($0.2437) or (2) the Market Price, but not less than 75% of the VWAP on the Second Tranche closing date. However, if while any Notes are outstanding and the daily VWAP on any of seven consecutive trading days is less than the applicable floor price(s), such floor price(s) are reduced (but not increased) to 75% of the VWAP on the seventh trading day.

The conversion price of the Notes may be adjusted upon the occurrence of certain events and the Notes may be declared immediately due and payable by the Investors in the event the Company defaults on any terms of the Notes or the other Transaction Documents. Additionally, at the option of the Investors, upon the occurrence of any event of default, the Investors can elect to convert the Notes at the lower of the stated conversion price and a conversion price equal to 70% of the lowest closing bid price of the common stock during the 10 consecutive trading day period ending and including the date of delivery or deemed delivery of any applicable conversion notice (the “Alternative Conversion Price”). The Notes contain penalties for the Company’s failure to timely deliver shares due upon conversion thereof. The Notes contain provisions limiting each Investor’s ability to convert any portion of its individual Note if such conversion would cause the Investor’s (or any affiliate of any such Investor) holdings in the Company to exceed 9.99% of the Company’s issued and outstanding shares of common stock. The Notes contain customary events of default, which include any default of $30,000 of more of indebtedness of the Company, final judgements equal to or greater than $75,000 rendered against the Company, and the Company’s failure to comply with the reporting obligations of the Securities Exchange Act of 1934, as amended. Upon the occurrence of an event of default, at the option of the holder thereof, the amount of the Note increases by 110% (including principal and accrued interest) (plus 2% additional for each event of default that occurs thereafter). The Notes contain certain rights of the holders thereof upon the occurrence of a change of control or fundamental transaction, each as described in greater detail therein.

The Warrants are exercisable at various prices with (i) Warrants to purchase 2,250,000 shares of common stock exercisable at $0.20 per share, (ii) Warrants to purchase 2,250,000 shares of common stock exercisable at $0.35 per share, and (iii) Warrants to purchase 2,250,000 shares of common stock exercisable at $0.50 per share. All of the Warrants may be exercised via cashless exercise in the event that the shares underlying the Warrants are not registered within 180 days of the closing of the transaction. The Warrants, if not exercised by such date, terminate on January 7, 2026. The Warrants contain provisions limiting each Investor’s ability to exercise the Warrants if such exercise would cause the Investor’s (or any affiliate of any such Investor) holdings in the Company to exceed 9.99% of the Company’s issued and outstanding shares of common stock. We may prepay the Notes (provided we treat all Note holders equally) by paying 110% of the principal and interest thereon at any time (provided we are required to provide the holders 15 days prior written notice of such repayment, and during which time period the holder may convert the Note into common stock). Unless the Company’s common stock is listed on the NYSE, the NYSE American, the Nasdaq Capital Market, Nasdaq Global Market or Nasdaq Global Select, at any time the Company issues common stock or common stock equivalents, subject to certain exceptions, below the then exercise price, the exercise price of the Warrants reset to the lower of such dilutive issuance or the VWAP on the next trading day following the first public disclosure of such dilutive issuance. Upon an event of default, the exercise price of the Warrants, at the option of the Investors, is the Alternative Conversion Price. If the Company undertakes a fundamental transaction and the successor entity is not a publicly-traded company, the holders of the Warrants have the right to require the Company to pay the greater of (a) the Black Scholes Value of the warrants; and (b) the positive difference between the consideration payable in such fundamental transaction minus the exercise price.

On January 12, 2021, the Company issued 708,750 common shares to an investor in exchange for $114,392 of principal and accrued interest owed under the terms and conditions of that promissory note as issued to LGH Investments, LLC., dated August 11, 2020.

On January 13, 2021, the Company issued 105,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.40 per share or $40,000.

On January 21, 2021, the Company agreed to issue 4,000,000 shares of common stock to Mr. Rodriquez under the terms of his employment agreement, 1,500,000 million shares of common stock to Mr. Bowen under the terms of his employment agreement and 1,000,000 shares to David M. Loev, the managing partner of The Loev Law Firm, PC, the Company’s securities counsel, who is also the brother-in-law of Jacob D. Cohen, the Company’s sole officer and director, under the terms of the reduced fee agreement. The securities issued to the Company’s legal counsel are subject to a two-year lock-up agreement, preventing the sale or transfer of such shares without the written approval of the Company, except to affiliates of the holder, who agree to be bound by the same terms.

On January 22, 2021, Mr. Jacob D. Cohen, as the sole member of the Board of Directors of the Company, approved the issuance to himself, in consideration for services rendered as the sole officer and director of the Company, of 2,500,000 shares of restricted common stock. The securities are subject to a two-year lock-up agreement, preventing the sale or transfer of such shares without the written approval of the Company, except to affiliates of the holder, who agree to be bound by the same terms.

On January 22, 2021, the Company issued 400,000 shares of the Company’s common stock in consideration for consulting services. The shares were valued at $0.38 per share, or $152,000 based on the market price on the date of issuance.

On January 22, 2021, the Company issued 200,000 common shares to an investor in exchange for $94,500 in cash, net of offering costs. The shares issued to the investor are part of the 10,000,000 Shares offered and registered by the Company under the Offering Statement.

On February 8, 2021, the Company issued 217,640 common shares to an investor in exchange for $50,275 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to L1 Capital Global Opportunities Master Fund (“L1 Capital”), dated January 7, 2021.

On February 12, 2021, the Company issued 224,921 common shares to an investor in exchange for $50,000 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to Cavalry Fund 1, LP (“Cavalry”), dated January 7, 2021.

On February 26, 2021, the Company issued 500,000 shares of the Company’s common stock in consideration for consulting services. The shares were valued at $0.08 per share, or $142,600 based on the market price on the date of issuance.

On March 5, 2021, the Company issued 409,333 common shares to an investor in exchange for $75,000 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to Cavalry, dated January 7, 2021.

On March 8, 2021, we entered into a Consulting Agreement with KBHS, LLC (“KBHS”), whose Chief Executive Officer is Mr. Kevin Harrington, who was appointed as the sole member of our newly formed Advisory Committee.

Pursuant to the Consulting Agreement, KBHS agreed to provide consulting services to the Company as the Company’s Brand Ambassador, including providing endorsement services and advising on marketing, promotions, acquisitions, licensing and business development. KBHS also agreed to up to four webinar appearances on behalf of the Company per year to support the Company’s direct sales efforts. The Consulting Agreement has a term of two years, and can be terminated with ten days prior written notice (subject to applicable cure rights set forth in the Consulting Agreement), in the event we or KBHS breach any term of the agreement, or we fail to pay any amounts due, become subject to any government regulatory investigation, certain lawsuits, claims, actions or take certain other actions during the term of the Consulting Agreement.

As consideration for providing the services under the Consulting Agreement, we agreed to issue KBHS 1,500,000 shares of restricted common stock, which vest immediately upon issuance, to pay KBHS $10,000 per month, and agreed to pay KBHS a 5% finder’s fee on any new business introduced or developed by KBHS and 7.5% of the value of any acquisition or merger created or developed exclusively by KBHS, undertaken by the Company, subject to applicable laws. In the event we fail to pay any consideration due under the Consulting Agreement, such amount accrues interest at the rate of 1.5% per month until paid in full.

On March 8, 2020, the Company issued to GCN an additional 500,000 shares of Series B Convertible Preferred Stock, which had an agreed upon value of $500,000 ($1.00 per share) in connection with milestones achieved pursuant to the SPA as executed with GCN on May 15, 2020. Immediately upon issuance, GCN elected to convert the 500,000 shares of Series B Convertible Preferred Stock into 2,057,613 shares of the Company’s common stock, at a price of $0.24 per share.

On March 9, 2021, the Company issued 200,000 shares of the Company’s common stock in consideration for consulting services. The shares were valued at $0.22 per share, or $44,000 based on the market price on the date of issuance.

On March 18, 2021, the Company issued 451,060 common shares to an investor in exchange for $75,000 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to Cavalry, dated January 7, 2021.

On March 19, 2021, the Company issued 872,270 common shares to an investor in exchange for $151,175 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to L1 Capital, dated January 7, 2021.

On March 22, 2021, the Company issued 100,000 shares of the Company’s common stock in consideration for consulting services. The shares were valued at $0.28 per share, or $28,000 based on the market price on the date of issuance.

On March 24, 2021, the Company issued 555,324 common shares to an investor in exchange for $100,000 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to Cavalry, dated January 7, 2021.

On April 8, 2021, the Company issued 909,361 common shares to an investor in exchange for $129,925 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to Cavalry, dated January 7, 2021.

Management has evaluated all subsequent events from December 31, 2020 through the issuance date of the financial statements for subsequent event disclosure consideration. No change to the financial statements for the year ended December 31, 2020 is deemed necessary as a result of this evaluation.